Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2019
Document Effective Date	Aug. 28, 2019
Prospectus Date	Aug. 28, 2019
MFS® Corporate Bond Fund | A
Prospectus:
Trading Symbol	MFBFX
MFS® Corporate Bond Fund | R4
Prospectus:
Trading Symbol	MFBJX
MFS® Corporate Bond Fund | B
Prospectus:
Trading Symbol	MFBBX
MFS® Corporate Bond Fund | C
Prospectus:
Trading Symbol	MFBCX
MFS® Corporate Bond Fund | I
Prospectus:
Trading Symbol	MBDIX
MFS® Corporate Bond Fund | R1
Prospectus:
Trading Symbol	MFBGX
MFS® Corporate Bond Fund | R2
Prospectus:
Trading Symbol	MBRRX
MFS® Corporate Bond Fund | R3
Prospectus:
Trading Symbol	MFBHX
MFS® Corporate Bond Fund | R6
Prospectus:
Trading Symbol	MFBKX
MFS® Limited Maturity Fund | I
Prospectus:
Trading Symbol	MQLIX
MFS® Limited Maturity Fund | A
Prospectus:
Trading Symbol	MQLFX
MFS® Limited Maturity Fund | R4
Prospectus:
Trading Symbol	MQLJX
MFS® Limited Maturity Fund | 529A
Prospectus:
Trading Symbol	EALMX
MFS® Limited Maturity Fund | 529B
Prospectus:
Trading Symbol	EBLMX
MFS® Limited Maturity Fund | 529C
Prospectus:
Trading Symbol	ELDCX
MFS® Limited Maturity Fund | B
Prospectus:
Trading Symbol	MQLBX
MFS® Limited Maturity Fund | C
Prospectus:
Trading Symbol	MQLCX
MFS® Limited Maturity Fund | R1
Prospectus:
Trading Symbol	MQLGX
MFS® Limited Maturity Fund | R2
Prospectus:
Trading Symbol	MLMRX
MFS® Limited Maturity Fund | R3
Prospectus:
Trading Symbol	MQLHX
MFS® Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MQLKX
MFS® Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS® Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS® Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS® Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX
MFS® Municipal Limited Maturity Fund | R6
Prospectus:
Trading Symbol	MTLRX
MFS® Total Return Bond Fund | A
Prospectus:
Trading Symbol	MRBFX
MFS® Total Return Bond Fund | R4
Prospectus:
Trading Symbol	MRBJX
MFS® Total Return Bond Fund | 529A
Prospectus:
Trading Symbol	EARBX
MFS® Total Return Bond Fund | 529B
Prospectus:
Trading Symbol	EBRBX
MFS® Total Return Bond Fund | 529C
Prospectus:
Trading Symbol	ECRBX
MFS® Total Return Bond Fund | B
Prospectus:
Trading Symbol	MRBBX
MFS® Total Return Bond Fund | C
Prospectus:
Trading Symbol	MRBCX
MFS® Total Return Bond Fund | I
Prospectus:
Trading Symbol	MRBIX
MFS® Total Return Bond Fund | R1
Prospectus:
Trading Symbol	MRBGX
MFS® Total Return Bond Fund | R2
Prospectus:
Trading Symbol	MRRRX
MFS® Total Return Bond Fund | R3
Prospectus:
Trading Symbol	MRBHX
MFS® Total Return Bond Fund | R6
Prospectus:
Trading Symbol	MRBKX